Segment and Geographical Information - Summary of Long-lived Assets by Geographic Location (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Long lived assets	$ 148,076	$ 129,524
Long lived assets percentage	100.00%	100.00%
Canada
Disclosure of geographical areas [line items]
Long lived assets	$ 61,743	$ 40,451
Long lived assets percentage	41.70%	31.30%
USA
Disclosure of geographical areas [line items]
Long lived assets	$ 82,607	$ 86,454
Long lived assets percentage	55.80%	66.70%
Europe
Disclosure of geographical areas [line items]
Long lived assets	$ 3,726	$ 2,619
Long lived assets percentage	2.50%	2.00%